INCOME TAXES - Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Earnings before income taxes	$ (1,794.4)	$ 384.5
Canadian statutory tax rate (%)	26.50%	26.50%
Expected income tax expense	$ (475.5)	$ 101.9
Impact of higher foreign tax rates	(147.1)	(37.3)
Impact of change in enacted tax rates	(3.6)	146.9
Permanent differences	(12.2)	(2.6)
Change in recognition of deferred tax assets	159.0	(16.2)
Foreign exchange and other translation amounts	(13.8)	(3.6)
Adjustments For Inflation	30.8	23.0
True-up of tax provisions in respect of prior years	(5.8)	12.1
Withholding taxes	5.5	7.2
Mining taxes on profit	45.6	58.5
Planned distribution of foreign earnings of the company	15.1	6.5
Other	3.0	(0.8)
Net income tax expense	(399.0)	295.7
Income tax expense (recovery) is represented by:
Current income tax expense	126.6	159.8
Deferred income tax (recovery) expense	(525.6)	135.9
Net income tax expense	$ (399.0)	$ 295.7